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		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Sep 30, 2010
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	     -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            October 29, 2010
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       22
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 265,814
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



 COLUMN 1                  COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------------------------------------------------------------------------------------

                                                        VALUE     SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
3M CO.                         COMMON     88579Y 10 1       503    5,800               SOLE               5,800
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.           COMMON     025816 10 9       399    9,500               SOLE               9,500
--------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING,INC. COMMON     053015 10 3     1,240   29,500               SOLE              29,500
--------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.         COMMON     075887 10 9     2,964   40,000               SOLE              40,000
--------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.        COMMON     084670 10 8   145,043    1,165               SOLE               1,165
--------------------------------------------------------------------------------------------------------------------------
BIOSTAR PHARMACEUTICAL,INC.    COMMON     090678 10 3       554  197,000               SOLE             197,000
--------------------------------------------------------------------------------------------------------------------------
COCA COLA                      COMMON     191216 10 0    26,046  445,080               SOLE             445,080
--------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                 COMMON     20825C 10 4     6,306  109,800               SOLE             109,800
--------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES              COMMON     22160K 10 5        97    1,500               SOLE               1,500
--------------------------------------------------------------------------------------------------------------------------
IRON MOUNTAIN INCORPORATED     COMMON     462846 10 6     1,653   74,000               SOLE              74,000
--------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON     478160 10 4    22,686  366,140               SOLE             366,140
--------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                    COMMON     50075N 10 4    18,134  587,618               SOLE             587,618
--------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON     594918 10 4     1,489   60,800               SOLE              60,800
--------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING CO.              COMMON     62985Q 10 1       643   25,500               SOLE              25,500
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE               COMMON     742718 10 9    10,478  174,720               SOLE             174,720
--------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC.         COMMON     760759 10 0     1,265   41,500               SOLE              41,500
--------------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA              COMMON     80105N 10 5     1,563   47,000               SOLE              47,000
--------------------------------------------------------------------------------------------------------------------------
SKYSTAR BIO PHARMACEUTIACL CO. COMMON     830884 30 0       347   54,500               SOLE              54,500
--------------------------------------------------------------------------------------------------------------------------
U.S.BANCORP                    COMMON     902973 30 4       605   28,000               SOLE              28,000
--------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC            COMMON     931142 10 3     9,280  173,400               SOLE             173,400
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                    COMMON     949746 10 1    14,412  573,860               SOLE             573,860
--------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL                COMMON     950817 10 6       107      300               SOLE                 300
--------------------------------------------------------------------------------------------------------------------------

                                                TOTAL:  265,814
